Other Gains and Losses, Net - Schedule of Other Gains and Losses, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Other Gains and Losses, Net [Abstract]
Net exchange (loss) gain	$ (356)	$ 151	$ 589	$ (48)
Recovery of accounts and other receivables written off	1	2	20	9
Gain on disposal of subsidiaries	14,697
Other gains and losses, net	$ 14,342	$ 153	$ 609	$ (39)